Cost of Sales - Direct Vessel Expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expenses by nature [abstract]
Payroll and related costs	$ 35,253	$ 27,698	$ 27,837
Insurances	4,370	3,982	3,931
Repairs and maintenance	4,820	6,568	6,100
Lubricants	939	794	686
Victualing	1,704	1,317	1,223
Travel expenses	2,761	2,028	2,557
Stores	2,996	2,486	2,167
Other expenses	7,632	3,875	4,224
Total	$ 60,475	$ 48,748	$ 48,725